Accumulated Other Comprehensive Income (Loss) [Text Block]	6 Months Ended
Sep. 30, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
11.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions)
Accumulated other comprehensive i ncome(loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of period	¥2,270,346	¥(369,369)
Net change during the period	(91,819)	82,908
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities	(2,700,331)	—

Balance at end of period	¥(521,804)	¥(286,461)

Net debt valuation adjustments:
Balance at beginning of period	¥(16,488)	¥(8,670)
Net change during the period	(2,226)	850
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities	(1,911)	—

Balance at end of period	¥(20,625)	¥(7,820)

Net unrealized losses on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥(19,250)	¥(24,140)
Net change during the period	(6,843)	9,167

Balance at end of period	¥(26,093)	¥(14,973)

Defined benefit plans:
Balance at beginning of period	¥(119,593)	¥(208,273)
Net change during the period	16,459	(7,750)

Balance at end of period	¥(103,134)	¥(216,023)

Foreign currency translation adjustments:
Balance at beginning of period	¥362,300	¥326,183
Net change during the period	37,116	(205,047)

Balance at end of period	¥399,416	¥121,136

Balance at end of period	¥(272,240)	¥(404,141)

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018			2019
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥(94,429)	¥29,952	¥(64,477)	¥157,642	¥(34,202)	¥123,440
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(14,494)	4,626	(9,868)	(45,354)	13,370	(31,984)

Net change	(108,923)	34,578	(74,345)	112,288	(20,832)	91,456
Net unrealized gains on investment securities attributable to noncontrolling interests			17,474			8,548

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			(91,819)			82,908

Net debt valuation adjustments:
Net debt valuation adjustments	(4,038)	1,236	(2,802)	1,067	(327)	740
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	829	(253)	576	159	(49)	110

Net change	(3,209)	983	(2,226)	1,226	(376)	850
Net debt valuation adjustments attributable to noncontrolling interests			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(2,226)			850

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(10,138)	2,774	(7,364)	6,748	(1,934)	4,814
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	735	(214)	521	5,843	(1,527)	4,316

Net change	(9,403)	2,560	(6,843)	12,591	(3,461)	9,130
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			(37)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(6,843)			9,167

Defined benefit plans:
Defined benefit plans	26,282	(8,022)	18,260	(13,959)	3,917	(10,042)
Reclassification adjustment for gains ( losses ) included in net income before attribution of noncontrolling interests	(2,643)	878	(1,765)	2,169	(500)	1,669

Net change	23,639	(7,144)	16,495	(11,790)	3,417	(8,373)
Defined benefit plans attributable to noncontrolling interests			36			(623)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			16,459			(7,750)

Foreign currency translation adjustments:
Foreign currency translation adjustments	63,376	(35,893)	27,483	(224,257)	24,752	(199,505)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(2,685)	851	(1,834)	(2,208)	1,095	(1,113)

Net change	60,691	(35,042)	25,649	(226,465)	25,847	(200,618)
Foreign currency translation adjustments attributable to noncontrolling interests			(11,467)			4,429

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			37,116			(205,047)

Other comprehensive loss attributable to Mitsubishi UFJ Financial Group			¥(47,313)			¥(119,872)

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities	¥(14,476)	¥(45,550)	Investment securities gains—net
Other	(18)	196

	(14,494)	(45,354)	Total before tax
	4,626	13,370	Income tax expense

	¥(9,868)	¥(31,984)	Net of tax

Net debt valuation adjustments	¥829	¥159	Equity in earnings of equity method investees—net

	829	159	Total before tax
	(253)	(49)	Income tax expense

	¥576	¥110	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥816	¥4,408	Interest income on Loans, including fees
Foreign exchange contracts	¥—	¥1,433	Interest expense on Long-term debt or Foreign exchange losses—net
Other	(81)	2
	735	5,843	Total before tax
	(214)	(1,527)	Income tax expense
	¥521	¥4,316	Net of tax
Defined benefit plans
Net actuarial loss (1)	¥4,452	¥8,073	Other non-interest expenses
Prior service cost (1)	(3,095)	(2,882)	Other non-interest expenses
Loss (gain) on settlements and curtailment, and other (1)	(4,000)	(3,022)	Other non-interest expenses
	(2,643)	2,169	Total before tax
	878	(500)	Income tax expense
	¥(1,765)	¥1,669	Net of tax
Foreign currency translation adjustments	¥(2,686)	¥(4,976)	Other non-interest income
	1	2,768	Other non-interest expenses
	(2,685)	(2,208)	Total before tax
	851	1,095	Income tax expense
	¥(1,834)	¥(1,113)	Net of tax
Total reclassifications for the period	¥(18,258)	¥(39,391)	Total before tax
	5,888	12,389	Income tax expense
	¥(12,370)	¥(27,002)	Net of tax

Note:	(1)	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.